PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Corporate bonds
Plan Assets
Fixed income instruments	Rp 6
The company | Funded pension | Corporate bonds
Plan Assets
Fixed income instruments	345	Rp 348
The company | Funded pension | Level 1
Plan Assets
Cash and cash equivalents	559	1,320
Equity-based mutual fund	376	410
Total	15,419	13,641
The company | Funded pension | Level 1 | Financials
Plan Assets
Equity instruments	1,799	1,638
The company | Funded pension | Level 1 | Consumer non-cyclicals
Plan Assets
Equity instruments	98	505
The company | Funded pension | Level 1 | Basic material
Plan Assets
Equity instruments	276	271
The company | Funded pension | Level 1 | Infrastructure
Plan Assets
Equity instruments	741	639
The company | Funded pension | Level 1 | Energy
Plan Assets
Equity instruments	161	141
The company | Funded pension | Level 1 | Technology
Plan Assets
Equity instruments	41	89
The company | Funded pension | Level 1 | Industrials
Plan Assets
Equity instruments	267	315
The company | Funded pension | Level 1 | Consumer cyclicals
Plan Assets
Equity instruments	516	115
The company | Funded pension | Level 1 | Properties and real estate
Plan Assets
Equity instruments	112	98
The company | Funded pension | Level 1 | Healthcare
Plan Assets
Equity instruments	209	208
The company | Funded pension | Level 1 | Transportation and logistic
Plan Assets
Equity instruments	7	8
The company | Funded pension | Level 1 | Government bonds
Plan Assets
Fixed income instruments	10,257	7,884
The company | Funded pension | Unquoted
Plan Assets
Direct placement	371	368
Property	186	187
Others	363	247
Total	4,633	5,261
The company | Funded pension | Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	2,447	3,117
The company | Funded pension | Unquoted | Mutual funds
Plan Assets
Fixed income instruments	100	122
The company | Funded pension | Unquoted | Midterm notes ("MTN")
Plan Assets
Fixed income instruments	99	100
The company | Funded pension | Unquoted | Asset-backed securities ("EBA")
Plan Assets
Fixed income instruments	13	30
The company | Funded pension | Unquoted | Sukuk
Plan Assets
Fixed income instruments	Rp 1,054	Rp 1,090